BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of loss per share for each of the years ended September 30, 2025, 2024 and 2023 are calculated as follows:

	Years Ended September 30,
	2025	2024	2023
Basic and diluted loss per share calculation
Numerator:
Net loss attributable to ordinary shareholders, basic and diluted	$(9,646,142)	$(1,280,661)	$(2,670,075)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	9,311,589	9,224,116	9,224,116
Loss per share attributable to ordinary shareholders:
Basic	(1.04)	(0.14)	(0.29)
Diluted	(1.04)	(0.14)	(0.29)